CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Dividend rate considered in the determination of fair value of warrants and share options	0.00%